SCHEDULE OF CREDIT RISK (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 1,638,529	$ 4,963,636	$ 6,184,970
Allowance for credit losses	(167,177)	(483,153)	(229,694)
Other receivables	2,695,154	2,803,236
Restricted bank deposits	592,652	628,156
Cash and bank balances	2,963,301	3,979,416	$ 5,082,587	$ 3,545,458
Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Low [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	136,006	132,746
Allowance for credit losses
Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Watch list [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	1,405,627	4,550,560
Allowance for credit losses	(70,281)	(206,152)
Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Doubtful [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	96,896	280,330
Allowance for credit losses	(96,896)	(277,001)
12-month expected credit losses [member] | AA+ [member]
IfrsStatementLineItems [Line Items]
Cash and bank balances	2,963,301	3,979,416
12-month expected credit losses [member] | Low [member]
IfrsStatementLineItems [Line Items]
Other receivables	2,695,154	2,803,236
12-month expected credit losses [member] | AA [member]
IfrsStatementLineItems [Line Items]
Restricted bank deposits	$ 592,652	$ 628,156